Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Continuing operations
Net operating revenue	$ 43,839	$ 54,502	$ 39,545
Cost of goods sold and services rendered	(24,028)	(21,729)	(17,564)
Gross profit	19,811	32,773	21,981
Operating expenses
Selling and administrative	(515)	(481)	(491)
Research and development	(660)	(549)	(415)
Pre-operating and operational stoppage	(479)	(648)	(887)
Other operating expenses, net	(1,722)	(2,976)	(6,057)
Total	(3,376)	(4,654)	(7,850)
Impairment reversal (impairment and disposals) of non-current assets, net	773	(426)	(1,308)
Operating income	17,208	27,693	12,823
Financial income	520	337	307
Financial expenses	(1,179)	(1,249)	(1,158)
Other financial items, net	2,927	4,031	(3,962)
Equity results and other results in associates and joint ventures	305	(1,271)	(1,020)
Income before income taxes	19,781	29,541	6,990
Income taxes	(2,971)	(4,697)	(735)
Net income from continuing operations	16,810	24,844	6,255
Net income (loss) attributable to noncontrolling interests	82	108	(3)
Net income from continuing operations attributable to Vale's shareholders	16,728	24,736	6,258
Discontinued operations
Net income (loss) from discontinued operations	2,060	(2,376)	(1,724)
Loss attributable to noncontrolling interests		(85)	(347)
Net income (loss) from discontinued operations attributable to Vale's shareholders	2,060	(2,291)	(1,377)
Net income	18,870	22,468	4,531
Net income (loss) attributable to noncontrolling interests	82	23	(350)
Net income attributable to Vale's shareholders	$ 18,788	$ 22,445	$ 4,881